Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Summary of Warrant Activity

The following is a summary of the warrant activity for the six months ended June 30, 2025:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2025	245,192	$17.50	2.02
Exercisable at January 1, 2025	245,192	$17.50	2.02
Granted	-	-	-
Exercised / surrendered	-	-	-
Expired	-	-	-
Outstanding at June 30, 2025	245,192	$17.50	1.52
Exercisable at June 30, 2025	245,192	$17.50	1.52

The following is a summary of the warrant activity for the year ended December 31, 2024:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2024	245,192	$17.50	3.02
Exercisable at January 1, 2024	245,192	$17.50	3.02
Granted	-	-	-
Exercised / surrendered	-	-	-
Expired	-	-	-
Outstanding at December 31, 2024	245,192	$17.50	2.02
Exercisable at December 31, 2024	245,192	$17.50	2.02

Schedule of Stock Option Activity

Stock option activity under the Company’s stock-based compensation plans is shown below:

	Number of Shares	Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2024	13,400	$14.55	0.82
Exercisable at January 1, 2024	13,400	14.55	0.82

Granted	-	-	-
Exercised	-	-	-
Forfeited	13,400	14.55	-
Outstanding at December 31, 2024	-	-	-
Exercisable at December 31, 2024	-	-	-

(1)	The intrinsic value of the stock options at December 31, 2024 is the amount by which the market value of the Company’s common stock of $0.67 as of December 31, 2024 exceeds the average exercise price of the option. As of December 31, 2024, the intrinsic value of the outstanding and exercisable stock options was nil.